Schedule of Investments(a)
March 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–90.80%
Aerospace & Defense–0.86%
Bombardier, Inc. (Canada),
5.75%, 03/15/2022(b)	$222,000	$231,657
6.00%, 10/15/2022(b)	397,000	397,744
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	600,000	633,375
		1,262,776
Agricultural & Farm Machinery–0.85%
Titan International, Inc., 6.50%, 11/30/2023	1,221,000	1,239,681
Airlines–2.23%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	783,000	815,839
5.75%, 04/20/2029(b)	278,000	296,042
Delta Air Lines, Inc.,
7.00%, 05/01/2025(b)	1,268,000	1,461,734
7.38%, 01/15/2026	600,000	702,286
		3,275,901
Apparel Retail–0.49%
L Brands, Inc.,
6.88%, 11/01/2035	253,000	301,902
6.75%, 07/01/2036	354,000	418,384
		720,286
Apparel, Accessories & Luxury Goods–0.30%
Hanesbrands, Inc., 5.38%, 05/15/2025(b)	412,000	436,463
Auto Parts & Equipment–1.33%
Clarios Global L.P., 6.75%, 05/15/2025(b)	164,000	175,688
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	365,000	393,434
Dana, Inc.,
5.50%, 12/15/2024	498,000	508,993
5.38%, 11/15/2027	122,000	128,329
5.63%, 06/15/2028	70,000	75,015
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	647,000	664,501
		1,945,960
Automobile Manufacturers–3.20%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	1,094,000	1,061,864
Ford Motor Co.,
8.50%, 04/21/2023	597,000	666,401
9.00%, 04/22/2025	208,000	252,179
9.63%, 04/22/2030	111,000	155,083
4.75%, 01/15/2043	315,000	317,725
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	220,575
3.38%, 11/13/2025	251,000	255,581
4.39%, 01/08/2026	282,000	296,799
5.11%, 05/03/2029	684,000	735,095
	Principal Amount	Value
Automobile Manufacturers–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	$686,000	$726,302
		4,687,604
Automotive Retail–1.00%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	698,000	694,510
Penske Automotive Group, Inc., 5.50%, 05/15/2026	747,000	770,101
		1,464,611
Broadcasting–0.65%
Gray Television, Inc., 7.00%, 05/15/2027(b)	872,000	949,390
Cable & Satellite–3.58%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 02/15/2026(b)	787,000	812,971
5.00%, 02/01/2028(b)	1,722,000	1,822,995
CSC Holdings LLC, 6.50%, 02/01/2029(b)	745,000	824,622
DISH DBS Corp., 7.75%, 07/01/2026	227,000	250,835
DISH Network Corp., Conv., 3.38%, 08/15/2026	552,000	532,018
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023(c)	233,000	143,295
8.50%, 10/15/2024(b)(c)	292,000	183,777
UPC Holding B.V. (Netherlands), 5.50%, 01/15/2028(b)	655,000	678,138
		5,248,651
Casinos & Gaming–3.01%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	669,000	712,064
Codere Finance 2 (Luxembourg) S.A. (Spain), 7.13% PIK Rate, 4.50% Cash Rate, 11/01/2023 (Acquired 11/01/2016-05/12/2017; Cost $448,437)(b)(d)(e)	448,000	248,640
MGM Resorts International,
7.75%, 03/15/2022	536,000	565,627
6.00%, 03/15/2023	315,000	337,837
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(b)	1,085,000	1,094,494
Scientific Games International, Inc.,
8.63%, 07/01/2025(b)	183,000	199,186
8.25%, 03/15/2026(b)	67,000	71,972
7.00%, 05/15/2028(b)	439,000	469,862
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(b)	698,000	715,275
		4,414,957
Coal & Consumable Fuels–0.76%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	1,075,000	1,118,672

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Construction & Engineering–0.45%
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(b)	$339,000	$348,111
9.75%, 07/15/2028(b)	276,000	310,500
		658,611
Consumer Finance–3.04%
Navient Corp.,
7.25%, 01/25/2022	356,000	369,573
7.25%, 09/25/2023	1,038,000	1,125,408
5.00%, 03/15/2027	215,000	215,834
5.63%, 08/01/2033	400,000	374,490
OneMain Finance Corp.,
5.38%, 11/15/2029	1,485,000	1,583,381
4.00%, 09/15/2030	815,000	793,606
		4,462,292
Copper–0.98%
First Quantum Minerals Ltd. (Zambia), 7.50%, 04/01/2025(b)	672,000	694,680
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	623,000	742,859
		1,437,539
Data Processing & Outsourced Services–0.69%
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	985,000	1,014,550
Department Stores–1.98%
Macy’s, Inc., 8.38%, 06/15/2025(b)	2,620,000	2,900,890
Distributors–0.68%
Core & Main Holdings L.P., 9.38% PIK Rate, 8.63% Cash Rate, 09/15/2024(b)(d)	975,000	992,569
Diversified Banks–0.96%
Credit Agricole S.A. (France), 8.13%(b)(f)(g)	507,000	612,519
Natwest Group PLC (United Kingdom), 6.00%(f)(g)	720,000	791,784
		1,404,303
Diversified Capital Markets–0.53%
Credit Suisse Group AG (Switzerland), 7.50%(b)(f)(g)	730,000	773,698
Diversified Chemicals–0.57%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(b)	813,000	839,422
Diversified REITs–0.69%
Colony Capital, Inc., Conv., 5.00%, 04/15/2023	268,000	270,645
iStar, Inc., 4.75%, 10/01/2024	717,000	747,243
		1,017,888
Electric Utilities–1.23%
Talen Energy Supply LLC, 7.63%, 06/01/2028(b)	1,051,000	1,066,108
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	259,000	269,578
5.00%, 07/31/2027(b)	458,000	472,207
		1,807,893
	Principal Amount	Value
Electrical Components & Equipment–1.12%
EnerSys,
5.00%, 04/30/2023(b)	$342,000	$359,314
4.38%, 12/15/2027(b)	350,000	358,750
Sensata Technologies B.V.,
4.88%, 10/15/2023(b)	546,000	586,185
4.00%, 04/15/2029(b)	329,000	335,549
		1,639,798
Electronic Components–0.07%
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	110,000	108,591
Environmental & Facilities Services–0.76%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	1,081,000	1,109,814
Fertilizers & Agricultural Chemicals–0.37%
OCI N.V. (Netherlands), 4.63%, 10/15/2025(b)	523,000	541,632
Food Retail–1.39%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	262,000	283,930
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(b)	656,000	687,980
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(b)	1,060,000	1,070,621
		2,042,531
Health Care Facilities–2.06%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(b)	1,389,000	1,444,865
Encompass Health Corp., 4.75%, 02/01/2030	654,000	673,876
HCA, Inc.,
5.38%, 02/01/2025	506,000	565,202
5.88%, 02/15/2026	290,000	332,775
		3,016,718
Health Care REITs–0.49%
Diversified Healthcare Trust, 4.38%, 03/01/2031	739,000	722,247
Health Care Services–4.89%
Akumin, Inc., 7.00%, 11/01/2025(b)	1,380,000	1,471,425
Community Health Systems, Inc.,
6.63%, 02/15/2025(b)	338,000	357,437
8.00%, 03/15/2026(b)	673,000	728,388
8.00%, 12/15/2027(b)	337,000	370,038
DaVita, Inc.,
4.63%, 06/01/2030(b)	303,000	309,093
3.75%, 02/15/2031(b)	1,517,000	1,449,653
Global Medical Response, Inc., 6.50%, 10/01/2025(b)	624,000	646,620
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	1,021,000	1,062,922
MEDNAX, Inc., 6.25%, 01/15/2027(b)	698,000	747,258
RP Escrow Issuer LLC, 5.25%, 12/15/2025(b)	28,000	29,050
		7,171,884
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Homebuilding–1.38%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	$585,000	$658,745
Lennar Corp., 5.38%, 10/01/2022	254,000	270,351
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(b)	1,018,000	1,100,713
		2,029,809
Hotels, Resorts & Cruise Lines–0.47%
Carnival Corp., 10.50%, 02/01/2026(b)	584,000	687,660
Household Products–1.35%
Energizer Holdings, Inc.,
4.75%, 06/15/2028(b)	71,000	73,311
4.38%, 03/31/2029(b)	1,067,000	1,072,335
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	876,000	837,675
		1,983,321
Human Resource & Employment Services–0.28%
ASGN, Inc., 4.63%, 05/15/2028(b)	404,000	417,481
Independent Power Producers & Energy Traders–1.92%
Calpine Corp.,
4.50%, 02/15/2028(b)	600,000	605,940
3.75%, 03/01/2031(b)	785,000	749,361
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	828,000	862,221
3.75%, 02/15/2031(b)	626,000	602,137
		2,819,659
Industrial Machinery–1.34%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	507,000	498,708
EnPro Industries, Inc., 5.75%, 10/15/2026	563,000	597,940
Mueller Industries, Inc., 6.00%, 03/01/2027	852,000	870,147
		1,966,795
Integrated Oil & Gas–1.93%
Occidental Petroleum Corp.,
2.90%, 08/15/2024	333,000	329,767
8.50%, 07/15/2027	216,000	256,365
6.38%, 09/01/2028	359,000	394,713
6.13%, 01/01/2031	788,000	871,587
6.45%, 09/15/2036	72,000	79,579
6.20%, 03/15/2040	328,000	337,840
4.10%, 02/15/2047	691,000	554,973
		2,824,824
Integrated Telecommunication Services–2.65%
Altice France S.A. (France), 7.38%, 05/01/2026(b)	1,760,000	1,832,776
Embarq Corp., 8.00%, 06/01/2036	446,000	514,443
Frontier Communications Corp.,
10.50%, 09/15/2022(c)	399,000	273,814
11.00%, 09/15/2025(c)	264,000	181,005
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,099,000	1,076,910
		3,878,948
	Principal Amount	Value
Interactive Home Entertainment–0.52%
Cinemark USA, Inc., 5.88%, 03/15/2026(b)	$737,000	$756,486
Interactive Media & Services–0.83%
Entercom Media Corp., 6.75%, 03/31/2029(b)	478,000	497,275
Scripps Escrow II, Inc., 3.88%, 01/15/2029(b)	729,000	717,610
		1,214,885
Internet & Direct Marketing Retail–0.52%
QVC, Inc., 5.45%, 08/15/2034	757,000	758,893
Investment Banking & Brokerage–0.50%
NFP Corp., 6.88%, 08/15/2028(b)	705,000	732,319
IT Consulting & Other Services–0.53%
Gartner, Inc., 4.50%, 07/01/2028(b)	759,000	783,668
Managed Health Care–1.47%
Centene Corp.,
5.38%, 08/15/2026(b)	320,000	338,368
4.63%, 12/15/2029	258,000	279,569
3.00%, 10/15/2030	322,000	321,868
2.50%, 03/01/2031	1,272,000	1,216,375
		2,156,180
Metal & Glass Containers–1.09%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(b)	800,000	791,696
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(b)	759,000	798,718
		1,590,414
Movies & Entertainment–0.78%
Netflix, Inc.,
5.88%, 11/15/2028	556,000	673,215
5.38%, 11/15/2029(b)	395,000	467,601
		1,140,816
Oil & Gas Drilling–2.51%
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	669,000	719,259
Nabors Industries, Inc., 5.75%, 02/01/2025	965,000	718,032
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(b)	580,000	597,037
Precision Drilling Corp. (Canada),
7.75%, 12/15/2023	97,000	97,546
5.25%, 11/15/2024	419,000	388,361
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(b)	600,000	593,625
6.88%, 04/15/2040(b)	474,000	513,105
Valaris PLC (Saudi Arabia), 7.75%, 02/01/2026(c)	544,000	57,800
		3,684,765
Oil & Gas Equipment & Services–1.65%
Bristow Group, Inc., 6.88%, 03/01/2028(b)	809,000	807,896
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–(continued)
TechnipFMC PLC (United Kingdom), 6.50%, 02/01/2026(b)	$804,000	$841,826
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	750,000	773,767
		2,423,489
Oil & Gas Exploration & Production–5.76%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,880,000	1,949,325
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/01/2027(b)	276,000	351,900
8.25%, 12/31/2028(b)	95,000	98,978
CNX Resources Corp., 7.25%, 03/14/2027(b)	661,000	710,813
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	573,000	548,289
7.75%, 02/01/2028	219,000	219,339
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(b)	451,000	465,376
5.75%, 02/01/2029(b)	246,000	248,614
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(b)	1,145,000	1,140,563
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	442,000	486,265
Range Resources Corp., 8.25%, 01/15/2029(b)	1,089,000	1,167,272
SM Energy Co.,
10.00%, 01/15/2025(b)	497,000	560,057
6.75%, 09/15/2026	444,000	411,088
6.63%, 01/15/2027	99,000	91,761
		8,449,640
Oil & Gas Refining & Marketing–1.37%
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	247,000	247,251
9.25%, 07/15/2024(b)	468,000	510,120
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	1,243,000	1,255,430
		2,012,801
Oil & Gas Storage & Transportation–2.39%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
5.75%, 03/01/2027(b)	65,000	65,136
5.75%, 01/15/2028(b)	685,000	686,284
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(b)	604,000	652,075
EQM Midstream Partners L.P., 5.50%, 07/15/2028	595,000	625,863
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(b)	700,000	710,272
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	484,000	413,518
	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(b)	$341,000	$350,378
		3,503,526
Packaged Foods & Meats–2.45%
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	421,000	581,292
5.00%, 06/04/2042	381,000	429,358
4.88%, 10/01/2049	659,000	740,912
5.50%, 06/01/2050	922,000	1,131,383
Post Holdings, Inc.,
5.63%, 01/15/2028(b)	366,000	385,802
4.63%, 04/15/2030(b)	327,000	328,226
		3,596,973
Paper Products–0.78%
Mercer International, Inc. (Germany), 5.13%, 02/01/2029(b)	745,000	772,751
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	351,000	373,310
		1,146,061
Pharmaceuticals–1.97%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(b)	384,000	425,971
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(b)	1,207,000	1,313,632
6.25%, 02/15/2029(b)	403,000	428,954
Endo DAC/Endo Finance LLC/Endo Finco, Inc.,
9.50%, 07/31/2027(b)	89,000	96,843
6.00%, 06/30/2028(b)	112,000	90,832
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	497,000	527,794
		2,884,026
Publishing–0.86%
Meredith Corp., 6.88%, 02/01/2026	1,229,000	1,266,239
Railroads–0.49%
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	717,000	717,000
Renewable Electricity–0.31%
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(b)	430,000	451,769
Research & Consulting Services–0.28%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(b)	210,000	224,611
10.25%, 02/15/2027(b)	160,000	178,970
		403,581
Restaurants–1.33%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	868,000	838,705
IRB Holding Corp.,
7.00%, 06/15/2025(b)	113,000	121,839
6.75%, 02/15/2026(b)	956,000	990,655
		1,951,199
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Retail REITs–0.51%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	$726,000	$741,428
Security & Alarm Services–0.45%
Brink’s Co. (The),
5.50%, 07/15/2025(b)	71,000	75,127
4.63%, 10/15/2027(b)	563,000	577,948
		653,075
Specialized Consumer Services–0.63%
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	790,000	929,087
Specialized REITs–0.82%
Rayonier A.M. Products, Inc.,
5.50%, 06/01/2024(b)	485,000	466,206
7.63%, 01/15/2026(b)	698,000	742,498
		1,208,704
Specialty Chemicals–0.40%
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	567,000	585,291
Specialty Stores–0.19%
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(b)	246,000	274,290
Steel–1.10%
Cleveland-Cliffs, Inc.,
9.88%, 10/17/2025(b)	285,000	334,248
6.25%, 10/01/2040	180,000	172,673
Commercial Metals Co., 3.88%, 02/15/2031	1,119,000	1,099,653
		1,606,574
Systems Software–2.33%
Boxer Parent Co., Inc., 9.13%, 03/01/2026(b)	574,000	612,447
Camelot Finance S.A., 4.50%, 11/01/2026(b)	2,003,000	2,074,697
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	739,000	723,444
		3,410,588
Technology Hardware, Storage & Peripherals–0.85%
Dell International LLC/EMC Corp., 7.13%, 06/15/2024(b)	396,000	408,028
NCR Corp., 5.13%, 04/15/2029(b)	833,000	840,814
		1,248,842
Textiles–0.48%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(b)	814,001	704,110
Thrifts & Mortgage Finance–0.36%
NMI Holdings, Inc., 7.38%, 06/01/2025(b)	461,000	532,554
Trading Companies & Distributors–0.31%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(f)	434,000	452,988
	Principal Amount	Value
Wireless Telecommunication Services–1.45%
Sprint Corp.,
7.88%, 09/15/2023	$1,476,000	$1,688,913
7.63%, 02/15/2025	284,000	339,025
7.63%, 03/01/2026	75,000	91,966
		2,119,904
Total U.S. Dollar Denominated Bonds & Notes (Cost $130,046,239)		133,128,484
Variable Rate Senior Loan Interests–4.95%(h)(i)
Health Care Services–1.46%
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	716,000	714,837
Radiology Partners, Inc., First Lien Term Loan B, 5.29% (1 mo. USD LIBOR + 4.25%), 07/09/2025	715,000	710,606
Surgery Center Holdings, Inc., Term Loan, 4.25% (3 mo. USD LIBOR + 3.25%), 09/02/2024	714,150	708,458
		2,133,901
Hotels, Resorts & Cruise Lines–0.50%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.20% (3 mo. USD LIBOR + 2.00%), 11/30/2023	730,000	729,033
Metal & Glass Containers–0.72%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.49% (3 mo. USD LIBOR + 3.25%), 06/29/2025	714,310	703,642
Graham Packaging Co., Inc., 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	360,000	358,222
		1,061,864
Oil & Gas Exploration & Production–0.18%
Ascent Resources Utica Holdings LLC, Term Loan, 10.00% (1 mo. USD LIBOR + 9.00%), 11/01/2025	239,000	265,688
Paper Products–0.50%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028(j)	730,000	729,087
Pharmaceuticals–0.88%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	443,032	439,339
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.86% (3 mo. USD LIBOR + 2.75%), 11/27/2025	857,035	853,342
		1,292,681
Specialty Stores–0.49%
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 01/28/2028	719,333	719,225
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Systems Software–0.22%
Boxer Parent Co., Inc., Term Loan, 3.86% (3 mo. USD LIBOR + 4.25%), 10/02/2025(j)		$317,898	$318,295
Total Variable Rate Senior Loan Interests (Cost $7,230,937)			7,249,774
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes–1.79%(k)
Building Products–0.46%
Maxeda DIY Holding B.V. (Netherlands), 5.88%, 10/01/2026(b)	EUR	$560,000	680,819
Casinos & Gaming–0.21%
Codere Finance 2 (Luxembourg) S.A. (Spain), 10.75%, 09/30/2023 (Acquired 07/24/2020-10/02/2020; Cost $283,634)(b)(e)(l)	EUR	253,000	312,832
Diversified Banks–0.54%
Erste Group Bank AG (Austria), 6.50%(b)(f)(g)	EUR	600,000	792,012
Food Retail–0.51%
Iceland Bondco PLC (United Kingdom), 4.63%, 03/15/2025(b)	GBP	542,000	740,872
	Principal Amount		Value
Textiles–0.07%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(b)	EUR	$100,000	$103,784
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,565,039)			2,630,319
	Shares
Money Market Funds–4.82%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(m)(n)		2,440,778	2,440,778
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(m)(n)		1,830,965	1,831,697
Invesco Treasury Portfolio, Institutional Class, 0.01%(m)(n)		2,789,460	2,789,460
Total Money Market Funds (Cost $7,061,787)			7,061,935
TOTAL INVESTMENTS IN SECURITIES–102.36% (Cost $146,904,002)			150,070,512
OTHER ASSETS LESS LIABILITIES—(2.36)%			(3,459,795)
NET ASSETS–100.00%			$146,610,717
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $93,168,236, which represented 63.55% of the Fund’s Net Assets.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at March 31, 2021 was $839,691, which represented less than 1% of the Fund’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Restricted security. The aggregate value of these securities at period end was $561,472, which represented less than 1% of the Fund’’s Net Assets.
(f)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(g)	Perpetual bond with no specified maturity date.
(h)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(i)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,570,848	$9,899,162	$(9,029,232)	$-	$-	$2,440,778	$182
Invesco Liquid Assets Portfolio, Institutional Class	1,210,198	7,070,830	(6,449,452)	121	-	1,831,697	162
Invesco Treasury Portfolio, Institutional Class	1,795,255	11,313,328	(10,319,123)	-	-	2,789,460	70
Total	$4,576,301	$28,283,320	$(25,797,807)	$121	$-	$7,061,935	$414

(n)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
05/17/2021	Citibank, N.A.	EUR	1,705,000	USD	2,070,040	$68,879
05/17/2021	Goldman Sachs International	GBP	335,000	USD	463,485	1,595
Total Forward Foreign Currency Contracts						$70,474

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$133,128,484	$—	$133,128,484
Variable Rate Senior Loan Interests	—	6,202,392	1,047,382	7,249,774
Non-U.S. Dollar Denominated Bonds & Notes	—	2,630,319	—	2,630,319
Money Market Funds	7,061,935	—	—	7,061,935
Total Investments in Securities	7,061,935	141,961,195	1,047,382	150,070,512
Other Investments - Assets*
Investments Matured	—	0	0	0
Forward Foreign Currency Contracts	—	70,474	—	70,474
Total Investments	$7,061,935	$142,031,669	$1,047,382	$150,140,986

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. High Yield Fund